CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 760,710	$ 116,584	¥ 1,402,226
Short-term investments	517,815	79,359	217,640
Prepaid expenses and other current assets	117,637	18,028	180,881
Deferred costs, current	158,092	24,229	243,447
Total current assets	1,554,254	238,200	2,044,194
Non-current assets
Property and equipment, net	511,092	78,328	545,675
Intangible assets, net	1,211	186	1,176
Land use right, net	13,564	2,079
Right-of-use assets	488,877	74,924	598,991
Deferred costs, non-current	170,160	26,078	205,488
Long-term investments	64,093	9,823	40,026
Deferred tax assets	13,015	1,995	85,513
Other non-current assets	444,628	68,142	447,639
Total non-current assets	1,706,640	261,555	1,924,508
TOTAL ASSETS	3,260,894	499,755	3,968,702
Current liabilities
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Sunlands Technology Group of RMB209,727 and RMB175,900 as of December 31, 2019 and 2020, respectively)	607,789	93,149	435,225
Deferred revenue, current (including deferred revenue, current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB1,162,938 and RMB435,254 as of December 31, 2019 and 2020, respectively)	1,463,165	224,240	1,670,076
Lease liabilities, current (including lease liabilities, current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB22,659 and RMB15,833 as of December 31, 2019 and 2020, respectively)	30,702	4,705	40,236
Payables to acquire buildings (including payables to acquire buildings of the consolidated VIEs without recourse to Sunlands Technology Group of nil and nil as of December 31, 2019 and 2020, respectively)	61,540	9,431	61,540
Long-term debt, current portion (including long-term debt, current portion of the consolidated VIEs without recourse to Sunlands Technology Group of nil and nil as of December 31, 2019 and 2020, respectively)	32,500	4,981	32,500
Total current liabilities	2,195,696	336,506	2,239,577
Non-current liabilities
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB1,096,482 and RMB468,577 as of December 31, 2019 and 2020, respectively)	1,561,278	239,276	1,558,694
Lease liabilities, non-current (including lease liabilities, non-current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB358,467 and RMB340,763 as of December 31, 2019 and 2020, respectively)	532,538	81,615	616,246
Deferred tax liabilities(including deferred tax liabilities of the consolidated VIEs without recourse to Sunlands Technology Group of RMB4,415 and RMB3,203 as of December 31, 2019 and 2020, respectively)	15,220	2,333	87,954
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to Sunlands Technology Group of RMB135 and RMB135 as of December 31, 2019 and 2020, respectively)	7,664	1,175	11,469
Long-term debt, non-current portion (including long-term debt, non-current portion of the consolidated VIEs without recourse to Sunlands Technology Group of nil and nil as of December 31, 2019 and 2020, respectively)	160,625	24,617	193,125
Total non-current liabilities	2,277,325	349,016	2,467,488
TOTAL LIABILITIES	4,473,021	685,522	4,707,065
COMMITMENTS AND CONTINGENCIES (Note 20)
SHAREHOLDERS’ DEFICIT
Treasury stock	0	0	0
Additional paid-in capital	2,367,168	362,784	2,363,999
Accumulated other comprehensive income	96,490	14,788	142,435
Accumulated deficit	(3,675,129)	(563,238)	(3,244,587)
Total Sunlands Technology Group shareholders’ deficit	(1,211,469)	(185,666)	(738,151)
Noncontrolling interest	(658)	(101)	(212)
TOTAL SHAREHOLDERS’ DEFICIT	(1,212,127)	(185,767)	(738,363)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	3,260,894	499,755	3,968,702
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1		1
TOTAL SHAREHOLDERS’ DEFICIT	1		1
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	0	$ 0	0
Class C Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1		1
TOTAL SHAREHOLDERS’ DEFICIT	¥ 1		¥ 1